Credit-related arrangements, repurchase agreements and commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table summarizes the Bank's commitments for sourcing, long-term leases and other agreements:

Year ending December 31	Sourcing	Other	Total
2021	13,029	18,638	31,667
2022	—	11,682	11,682
2023	—	5,552	5,552
2024	—	2,490	2,490
2025	—	1,779	1,779
Total commitments	13,029	40,141	53,170

Schedule of fair value, off-balance sheet risks

Outstanding unfunded commitments to extend credit	December 31, 2020	December 31, 2019
Commitments to extend credit	836,710	549,049
Documentary and commercial letters of credit	981	355
Total unfunded commitments to extend credit	837,691	549,404
Allowance for credit losses	(179)	—

Summary of credit-related arrangements	The following table presents the outstanding financial guarantees. Collateral is shown at estimated market value less selling cost. Where the collateral is cash, it is shown gross including accrued income.

	December 31, 2020			December 31, 2019
Outstanding financial guarantees	Gross	Collateral	Net	Gross	Collateral	Net
Standby letters of credit	265,959	258,699	7,260	230,971	223,711	7,260
Letters of guarantee	5,449	5,413	36	7,806	7,672	134
Total	271,408	264,112	7,296	238,777	231,383	7,394